Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company leases most of its retail stores and mail order facilities and certain distribution centers and corporate offices under operating or finance leases, typically with initial terms of 15 to 25 years. The Company also leases certain equipment and other assets under operating or finance leases, typically with initial terms of 3 to 10 years.

In addition, the Company leases pharmacy space at the stores of another retail chain for which the noncancelable contractual term of the pharmacy lease arrangement exceeds the remaining estimated economic life of the buildings. For these pharmacy lease arrangements, the Company concluded that for accounting purposes the lease term was the remaining estimated economic life of the buildings. Consequently, most of these individual pharmacy leases are finance leases.

The following table is a summary of the components of net lease cost for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Operating lease cost	$2,579	$2,633	$2,670
Finance lease cost:
Amortization of right-of-use assets	79	62	56
Interest on lease liabilities	68	62	58
Total finance lease costs	147	124	114
Short-term lease costs	27	25	22
Variable lease costs	610	604	599
Less: sublease income	(61)	(59)	(55)
Net lease cost	$3,302	$3,327	$3,350

Supplemental cash flow information related to leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$2,689	$2,714	$2,724
Operating cash flows paid for interest portion of finance leases	68	62	58
Financing cash flows paid for principal portion of finance leases	62	50	34
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	591	1,254	1,679
Finance leases	232	278	313
Supplemental balance sheet information related to leases as of December 31, 2022 and 2021 is as follows:

In millions, except remaining lease term and discount rate	2022	2021
Operating leases:
Operating lease right-of-use assets (1)	$17,928	$19,122

Current portion of operating lease liabilities	$1,699	$1,646
Long-term operating lease liabilities	16,839	18,177
Total operating lease liabilities (2)	$18,538	$19,823

Finance leases:
Property and equipment, gross	$1,608	$1,375
Accumulated depreciation	(284)	(188)
Property and equipment, net	$1,324	$1,187

Current portion of long-term debt	$59	$50
Long-term debt	1,406	1,250
Total finance lease liabilities	$1,465	$1,300

Weighted average remaining lease term (in years)
Operating leases	12.2	12.8
Finance leases	19.4	20.0

Weighted average discount rate
Operating leases	4.4%	4.4%
Finance leases	4.9%	5.0%
_____________________________________________
(1)Includes operating lease right-of-use assets of $56 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.
(2)Includes current portion of operating lease liabilities of $21 million and long-term operating lease liabilities of $39 million which have been accounted for as liabilities held for sale and are included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

The following table summarizes the maturity of lease liabilities under finance and operating leases as of December 31, 2022:

In millions	Finance Leases	Operating Leases (1)	Total
2023	$139	$2,685	$2,824
2024	130	2,499	2,629
2025	128	2,313	2,441
2026	127	2,142	2,269
2027	124	1,989	2,113
Thereafter	1,640	12,411	14,051
Total lease payments (2)	2,288	24,039	26,327
Less: imputed interest	(823)	(5,501)	(6,324)
Total lease liabilities	$1,465	$18,538	$20,003
_____________________________________________
(1)Future operating lease payments have not been reduced by minimum sublease rentals of $290 million due in the future under noncancelable subleases.
(2)The Company leases pharmacy and clinic space from Target Corporation. Amounts related to such finance and operating leases are reflected above. Pharmacy lease amounts due in excess of the remaining estimated economic life of the buildings of approximately $2.5 billion are not reflected in this table since the estimated economic life of the buildings is shorter than the contractual term of the pharmacy lease arrangement.
Sale-Leaseback Transactions
The Company finances a portion of its store development program through sale-leaseback transactions. The properties are generally sold at net book value, which generally approximates fair value, and the resulting leases generally qualify and are accounted for as operating leases. The operating leases that resulted from these transactions are included in the tables above. The Company does not have any retained or contingent interests in the stores and does not provide any guarantees, other than a guarantee of lease payments, in connection with the sale-leaseback transactions. There were no sale-leaseback transactions in 2022 or 2021. Proceeds from sale-leaseback transactions totaled $101 million in the year ended December 31, 2020. Gains from sale-leaseback transactions totaled $3 million in the year ended December 31, 2020.

Office Real Estate Optimization Charges
During the fourth quarter of 2022, the Company undertook an initiative to evaluate its corporate office real estate space in response to its new flexible work arrangement. As part of this initiative, the Company evaluated its current real estate space and changes in employee work arrangement requirements to ensure it had the appropriate space to support the business. As a result of this assessment, the Company determined that it would vacate and abandon certain leased corporate office spaces. Accordingly, in the three months ended December 31, 2022, the Company recorded office real estate optimization charges of $117 million, primarily consisting of $71 million related to operating lease right-of-use assets and $44 million related to property and equipment, within the Health Care Benefits, Corporate/Other and Health Services segments.

Store Impairment Charges
The Company evaluates its retail store right-of-use and property and equipment assets for impairment at the retail store level, which is the lowest level at which cash flows can be identified. For retail stores where there is an indicator of impairment present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted). If the estimated undiscounted future cash flows used in the analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to its estimated fair value which is the greater of the asset group’s estimated future cash flows (discounted), or the consideration of what a market participant would pay to lease the assets, net of leasing costs. The Company’s estimate of fair value considers historical results, current operating trends, consolidated sales, profitability and cash flow results and forecasts. For assets which the Company has determined it will be able to sublease, the estimated future cash flows include the estimated sublease income, net of estimated leasing costs.

When the carrying value of an asset group exceeds its estimated fair value, an impairment loss is recorded to reduce the value of the asset group to its estimated fair value. As the impaired assets are measured at fair value on a nonrecurring basis primarily using unobservable inputs as of the measurement date, the assets are classified in Level 3 of the fair value hierarchy.

During the fourth quarter of 2021, the Company completed a strategic review of its retail business and announced the creation of new formats for its stores to continue to drive higher engagement with customers. As part of this review, the Company evaluated changes in population, consumer buying patterns and future health needs to ensure it has the right kinds of stores in the right locations for consumers and for the business. In connection with this initiative, on November 17, 2021, the Board of Directors of CVS Health Corporation (the “Board”) authorized the closing of approximately 900 retail stores, approximately 300 stores each year, between 2022 and 2024. As a result, management determined that there were indicators of impairment with respect to the impacted stores’ asset groups, including the associated operating lease right-of-use assets and property and equipment. A long-lived asset impairment test was performed during the fourth quarter of 2021 and the results of the impairment test indicated that the fair value of certain retail store asset groups was lower than their respective carrying values. Accordingly, in the three months ended December 31, 2021, the Company recorded a store impairment charge of approximately $1.4 billion, consisting of a write down of approximately $1.1 billion related to operating lease right-of-use assets and $261 million related to property and equipment, within the Pharmacy & Consumer Wellness segment. Subsequent to the impairment loss, the fair value of the associated operating lease right-of use assets and property and equipment were $356 million and $185 million, respectively.

Leases	Leases
The Company leases most of its retail stores and mail order facilities and certain distribution centers and corporate offices under operating or finance leases, typically with initial terms of 15 to 25 years. The Company also leases certain equipment and other assets under operating or finance leases, typically with initial terms of 3 to 10 years.

In addition, the Company leases pharmacy space at the stores of another retail chain for which the noncancelable contractual term of the pharmacy lease arrangement exceeds the remaining estimated economic life of the buildings. For these pharmacy lease arrangements, the Company concluded that for accounting purposes the lease term was the remaining estimated economic life of the buildings. Consequently, most of these individual pharmacy leases are finance leases.

The following table is a summary of the components of net lease cost for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Operating lease cost	$2,579	$2,633	$2,670
Finance lease cost:
Amortization of right-of-use assets	79	62	56
Interest on lease liabilities	68	62	58
Total finance lease costs	147	124	114
Short-term lease costs	27	25	22
Variable lease costs	610	604	599
Less: sublease income	(61)	(59)	(55)
Net lease cost	$3,302	$3,327	$3,350

Supplemental cash flow information related to leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$2,689	$2,714	$2,724
Operating cash flows paid for interest portion of finance leases	68	62	58
Financing cash flows paid for principal portion of finance leases	62	50	34
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	591	1,254	1,679
Finance leases	232	278	313
Supplemental balance sheet information related to leases as of December 31, 2022 and 2021 is as follows:

In millions, except remaining lease term and discount rate	2022	2021
Operating leases:
Operating lease right-of-use assets (1)	$17,928	$19,122

Current portion of operating lease liabilities	$1,699	$1,646
Long-term operating lease liabilities	16,839	18,177
Total operating lease liabilities (2)	$18,538	$19,823

Finance leases:
Property and equipment, gross	$1,608	$1,375
Accumulated depreciation	(284)	(188)
Property and equipment, net	$1,324	$1,187

Current portion of long-term debt	$59	$50
Long-term debt	1,406	1,250
Total finance lease liabilities	$1,465	$1,300

Weighted average remaining lease term (in years)
Operating leases	12.2	12.8
Finance leases	19.4	20.0

Weighted average discount rate
Operating leases	4.4%	4.4%
Finance leases	4.9%	5.0%
_____________________________________________
(1)Includes operating lease right-of-use assets of $56 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.
(2)Includes current portion of operating lease liabilities of $21 million and long-term operating lease liabilities of $39 million which have been accounted for as liabilities held for sale and are included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

The following table summarizes the maturity of lease liabilities under finance and operating leases as of December 31, 2022:

In millions	Finance Leases	Operating Leases (1)	Total
2023	$139	$2,685	$2,824
2024	130	2,499	2,629
2025	128	2,313	2,441
2026	127	2,142	2,269
2027	124	1,989	2,113
Thereafter	1,640	12,411	14,051
Total lease payments (2)	2,288	24,039	26,327
Less: imputed interest	(823)	(5,501)	(6,324)
Total lease liabilities	$1,465	$18,538	$20,003
_____________________________________________
(1)Future operating lease payments have not been reduced by minimum sublease rentals of $290 million due in the future under noncancelable subleases.
(2)The Company leases pharmacy and clinic space from Target Corporation. Amounts related to such finance and operating leases are reflected above. Pharmacy lease amounts due in excess of the remaining estimated economic life of the buildings of approximately $2.5 billion are not reflected in this table since the estimated economic life of the buildings is shorter than the contractual term of the pharmacy lease arrangement.
Sale-Leaseback Transactions
The Company finances a portion of its store development program through sale-leaseback transactions. The properties are generally sold at net book value, which generally approximates fair value, and the resulting leases generally qualify and are accounted for as operating leases. The operating leases that resulted from these transactions are included in the tables above. The Company does not have any retained or contingent interests in the stores and does not provide any guarantees, other than a guarantee of lease payments, in connection with the sale-leaseback transactions. There were no sale-leaseback transactions in 2022 or 2021. Proceeds from sale-leaseback transactions totaled $101 million in the year ended December 31, 2020. Gains from sale-leaseback transactions totaled $3 million in the year ended December 31, 2020.

Office Real Estate Optimization Charges
During the fourth quarter of 2022, the Company undertook an initiative to evaluate its corporate office real estate space in response to its new flexible work arrangement. As part of this initiative, the Company evaluated its current real estate space and changes in employee work arrangement requirements to ensure it had the appropriate space to support the business. As a result of this assessment, the Company determined that it would vacate and abandon certain leased corporate office spaces. Accordingly, in the three months ended December 31, 2022, the Company recorded office real estate optimization charges of $117 million, primarily consisting of $71 million related to operating lease right-of-use assets and $44 million related to property and equipment, within the Health Care Benefits, Corporate/Other and Health Services segments.

Store Impairment Charges
The Company evaluates its retail store right-of-use and property and equipment assets for impairment at the retail store level, which is the lowest level at which cash flows can be identified. For retail stores where there is an indicator of impairment present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted). If the estimated undiscounted future cash flows used in the analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to its estimated fair value which is the greater of the asset group’s estimated future cash flows (discounted), or the consideration of what a market participant would pay to lease the assets, net of leasing costs. The Company’s estimate of fair value considers historical results, current operating trends, consolidated sales, profitability and cash flow results and forecasts. For assets which the Company has determined it will be able to sublease, the estimated future cash flows include the estimated sublease income, net of estimated leasing costs.

When the carrying value of an asset group exceeds its estimated fair value, an impairment loss is recorded to reduce the value of the asset group to its estimated fair value. As the impaired assets are measured at fair value on a nonrecurring basis primarily using unobservable inputs as of the measurement date, the assets are classified in Level 3 of the fair value hierarchy.

During the fourth quarter of 2021, the Company completed a strategic review of its retail business and announced the creation of new formats for its stores to continue to drive higher engagement with customers. As part of this review, the Company evaluated changes in population, consumer buying patterns and future health needs to ensure it has the right kinds of stores in the right locations for consumers and for the business. In connection with this initiative, on November 17, 2021, the Board of Directors of CVS Health Corporation (the “Board”) authorized the closing of approximately 900 retail stores, approximately 300 stores each year, between 2022 and 2024. As a result, management determined that there were indicators of impairment with respect to the impacted stores’ asset groups, including the associated operating lease right-of-use assets and property and equipment. A long-lived asset impairment test was performed during the fourth quarter of 2021 and the results of the impairment test indicated that the fair value of certain retail store asset groups was lower than their respective carrying values. Accordingly, in the three months ended December 31, 2021, the Company recorded a store impairment charge of approximately $1.4 billion, consisting of a write down of approximately $1.1 billion related to operating lease right-of-use assets and $261 million related to property and equipment, within the Pharmacy & Consumer Wellness segment. Subsequent to the impairment loss, the fair value of the associated operating lease right-of use assets and property and equipment were $356 million and $185 million, respectively.